Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies [Abstract]
Schedule of future minimum payments under non-cancelable operating leases
Year ending
2016	6,335,960
2017	3,536,672
2018	2,102,089
Total	$11,974,721